SHAREHOLDERS' EQUITY (Schedule of Options Data) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted-average grant date fair value of options granted	$ 21.81	$ 19.16	$ 24.56
Total intrinsic value of the options exercised	$ 33,614	$ 37,618	$ 110,191